Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND, INC.
CIK	dei_EntityCentralIndexKey	0001053425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 15, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2024
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Hartford Balanced HLS Fund | IA
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HADAX
Hartford Balanced HLS Fund | IB
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAIBX
Hartford Capital Appreciation HLS Fund | IA
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIACX
Hartford Capital Appreciation HLS Fund | IB
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIBCX
Hartford Capital Appreciation HLS Fund | IC
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCPCX
Hartford Disciplined Equity HLS Fund | IA
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAGX
Hartford Disciplined Equity HLS Fund | IB
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBGIX
Hartford Disciplined Equity HLS Fund | IC
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLSCX
Hartford Dividend and Growth HLS Fund | IA
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIADX
Hartford Dividend and Growth HLS Fund | IB
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGBX
Hartford Healthcare HLS Fund | IA
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAHX
Hartford Healthcare HLS Fund | IB
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBGHX
Hartford International Opportunities HLS Fund | IA
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAOX
Hartford International Opportunities HLS Fund | IB
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBIOX
Hartford MidCap HLS Fund | IA
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIMCX
Hartford MidCap HLS Fund | IB
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBMCX
Hartford Small Cap Growth HLS Fund | IA
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HISCX
Hartford Small Cap Growth HLS Fund | IB
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBSGX
Hartford Small Company HLS Fund | IA
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIASX
Hartford Small Company HLS Fund | IB
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDMBX
Hartford Stock HLS Fund | IA
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSTAX
Hartford Stock HLS Fund | IB
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIBSX
Hartford Total Return Bond HLS Fund | IA
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIABX
Hartford Total Return Bond HLS Fund | IB
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBNBX
Hartford Ultrashort Bond HLS Fund | IA
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HUBAX
Hartford Ultrashort Bond HLS Fund | IB
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HUBBX